Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Advances from the FHLB summarized by year of maturity and weighted average interest rate) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Due in Next Twelve Months	$ 15,395,000
Due in Year Two	18,000,000
Due in Year Three	12,000,000
Due in Year Four	3,000,000
Advances From FHLB	$ 48,395,000	$ 34,640,000
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
Weighted Rate of Amounts Due within One Year of Balance Sheet Date	0.76%
Weighted Rate, One to Two Years from Balance Sheet Date	1.06%
Weighted Rate, Two to Three Years from Balance Sheet Date	1.31%
Weighted Rate, Three to Four Years from Balance Sheet Date	1.38%
Federal Home Loan Bank, Advances, Weighted Rate	1.05%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
Federal Home Loan Bank, Advances, Collateral Pledged, Amortized Cost	$ 73,300,000	77,800,000
Federal Home Loan Bank, Advances, Collateral Pledged, Fair Value	$ 71,100,000	$ 74,700,000